CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Cash flows (used in)/from operating activities:
Net income/(loss)		$ 51.1		$ 29.8		$ (56.4)
Adjustments to reconcile net income/(loss) to net cash flows from operating activities:
Depreciation and amortization		43.3		53.3		45.8
Impairment of lease assets		(6.7)		0.4		12.9
Amortization of right-of-use operating lease assets		10.1		12.0		11.8
Interest on operating lease liabilities		5.4		5.5		5.5
Realized and unrealized investment gains		(5.0)	[1]	(56.2)		(98.5)
Realized and unrealized investment losses		182.6	[2]	47.4		27.4
Deferred tax expense/(benefit)		(104.6)		(3.2)		(1.0)
Net realized and unrealized investment foreign exchange (gains)/losses		15.9		13.0		(25.3)
Net change from current period hedged transactions		15.4		(6.2)		0.3
Unrealized (gain)/loss on real estate fund in net investment income		(14.5)		(20.5)		0.0
Insurance reserves:
Losses and loss adjustment expenses		99.1		483.3		146.9
Unearned premiums		345.2		310.2		68.0
Reinsurance recoverables:
Unpaid losses		1,599.6		109.5		864.9
Ceded unearned premiums		(141.2)		(143.1)		(9.6)
Other receivables		(26.4)		(19.4)		(17.4)
Deferred acquisition costs		(28.2)		13.2		(13.3)
Reinsurance premiums payable		1,404.4		1.2		129.7
Funds withheld		1.1		(5.7)		(13.0)
Premiums receivable		(177.8)		(142.9)		79.9
Income tax payable		(1.3)		(7.6)		7.6
Accrued expenses and other payable		(87.0)		73.5		2.4
Fair value of derivatives and settlement of liabilities under derivatives		(21.7)		13.6		(87.5)
Long-term debt and loan notes issued by variable interest entities		0.0		0.0		0.1
Operating lease liabilities		(15.5)		(17.5)		(17.3)
Other assets		0.9		0.1		(6.8)
Net cash (used in)/from operating activities		(55.0)		524.7		(672.7)
Cash flows (used in)/from investing activities:
(Purchases) of fixed income securities — Available for sale		(1,613.9)		(2,217.3)		(1,632.0)
(Purchases) of fixed income securities — Trading		(724.6)		(866.4)		(281.9)
Proceeds from sales and maturities of fixed income securities — Available for sale		2,212.5		1,538.1		2,415.8
Proceeds from sales and maturities of fixed income securities — Trading		293.6		548.2		554.4
Net proceeds from catastrophe bonds — Trading		0.5		14.3		9.8
(Purchases) of short-term investments — Available for sale		(55.9)		(17.2)		(216.1)
Proceeds from sale of short-term investments — Available for sale		13.6		99.6		246.1
(Purchases) of short-term investments — Trading		(7.0)		(26.8)		(58.3)
Proceeds from sale of short-term investments — Trading		2.6		60.8		103.8
(Purchases) of privately-held investments — Trading		(377.9)		(205.1)		(92.8)
Proceeds from sale of privately-held investments — Trading		147.4		182.1		64.9
Net change in (payable)/receivable for securities (purchased)/sold		(31.8)		26.6		1.5
(Purchases) of other investments		(62.5)		(20.0)		0.0
Net proceeds from sales of other investments		5.9		0.0		71.1
Net sales/(purchases) of fixed assets		3.0		(64.5)		(40.7)
Investment in multiline reinsurer		(1.6)		(2.5)		(0.5)
Net (purchases)/sales of investments, equity method		(0.4)		(0.2)		6.1
Net cash (used in)/from investing activities		(196.5)		(950.3)		1,151.2
Cash flows used in/from financing activities:
Capital contribution		0.0		45.0		268.0
Dividends paid on ordinary shares		40.0		0.0		0.0
Dividends paid on preference shares		(44.6)		(44.5)		(44.5)
Net cash (used in)/from financing activities		(84.6)		0.5		223.5
Effect of exchange rate movements on cash and cash equivalents		(18.8)		(8.1)		14.8
(Decrease)/increase in cash and cash equivalents		(354.9)		(433.2)		716.8
Cash and cash equivalents at beginning of period		1,314.1	[3]	1,747.3	[3]	1,030.5
Cash and cash equivalents at end of period (1)	[3]	959.2		1,314.1		1,747.3
Restricted cash		232.1	[3]	364.9	[3]	296.0
Supplemental disclosure of cash flow information:
Net cash paid during the period for income taxes		29.1		15.7		15.0
Cash paid during the period for interest		$ 14.3		$ 14.0		$ 14.0

[1]
[2]	Realized and unrealized investments losses includes $0.4 million loss on related party investments
[3]	Cash and cash equivalents includes restricted cash of $232.1 million (2021 — $364.9 million, 2020 — $296.0 million) which are held in trusts.